Initial Public Offering (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HORIZON SPACE ACQUISITION II CORP
Initial Public Offering [Line Items]
Schedule of ordinary shares possible redemption

	Share	Amount
Gross proceeds from the IPO	6,900,000	$69,000,000
Less:
Gross Proceeds from the IPO allocated to public rights	—	(903,900)
Offering costs of public shares	—	(1,806,783)
Plus:
Initial accretion of carrying value to redemption value	—	2,710,683
Accretion of carrying value to redemption value	—	3,924,060
Ordinary shares subject to possible redemption, December 31, 2025	6,900,000	$72,924,060
Less:
Redemption of Ordinary Shares	(3,219,311)	(34,221,276)
Reclassification of ordinary share subject to redemption as liability	(3,502,404)	(37,230,555)
Plus: Accretion of carrying value to redemption value	—	435,783
Ordinary shares subject to possible redemption, March 31, 2026	178,285	$1,908,012

As of December 31, 2025 and 2024, the amounts of ordinary shares reflected on the balance sheet are reconciled in the following table.

	Share	Amount
Gross proceeds from the IPO	6,900,000	$69,000,000
Less:
Gross Proceeds from the IPO allocated to public rights	—	(903,900)
Offering costs of public shares	—	(1,806,783)
Plus:
Initial accretion of carrying value to redemption value	—	2,710,683
Subsequent accretion of carrying value to redemption value	—	344,530
Ordinary shares subject to possible redemption, December 31, 2024	6,900,000	69,344,530
Accretion of carrying value to redemption value	—	3,579,530
Ordinary shares subject to possible redemption, December 31, 2025	6,900,000	$72,924,060